Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
9. Accrued Expenses and Other Current Liabilities
Accrued expenses consisted of the following:

(in thousands)	September 30, 2023	December 31, 2022
Accrued bonus	$25	$145
Accrued payroll	58	193
Accrued PTO	21	188
Accrued offering costs	500	1,490
Accrued licenses	—	2,250
Accrued royalties	204	195
Accrued professional fees	953	—
Customer deposits	52	517
Other accrued expenses and current liabilities	138	326

Total accrued expenses and other current liabilities	$1,951	$5,304

10. Accrued Expenses and Other Current Liabilities
Accrued expenses consisted of the following:

	December 31,	December 31,
(in thousands)	2022	2021
Accrued bonus	$145	$223
Accrued payroll	193	—
Accrued PTO	188	—
Accrued offering costs	1,490	—
Accrued advertising	—	195
Accrued professional fees	—	31
Accrued engineering	—	93
Accrued licenses	2,250	1,050
Sales tax payable	—	1
Accrued royalties	195	—
Other accrued expenses	323	532

Total accrued expenses	4,784	2,125
Other current liabilities	520	295

Total accrued expenses and other current liabilities	$5,304	$2,420